OTHER CURRENT ASSETS - Analysis of financial assets included in other current assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
OTHER CURRENT ASSETS
Financial assets included in other current assets	¥ 4,907,445	¥ 5,565,543
Financial assets included in other current assets, net of provision for impairment	1,712,457	2,358,411
Within 1 year
OTHER CURRENT ASSETS
Financial assets included in other current assets	1,355,199	1,888,964
Between 1 and 2 years
OTHER CURRENT ASSETS
Financial assets included in other current assets	181,198	190,999
Between 2 and 3 years
OTHER CURRENT ASSETS
Financial assets included in other current assets	89,680	51,675
Over 3 years
OTHER CURRENT ASSETS
Financial assets included in other current assets	3,281,368	3,433,905
Other current assets [member]
OTHER CURRENT ASSETS
Less: provision for impairment	¥ (3,194,988)	¥ (3,207,132)